UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 81.7%

                                                            SHARES         VALUE
                                                         -----------   ------------
BRAZIL - 1.3%
   Brasil Telecom Participacoes ......................        34,600   $  1,137,050
   Cia de Saneamento Basico do Estado de Sao Paulo ...       174,421      4,362,475
   Embratel Participacoes ............................           794              6
   Seara Alimentos * .................................           911              3
   Telemar Norte Leste ...............................        95,200      5,638,531
   Tim Participacoes * ...............................             1              4
   Usinas Siderurgicas de Minas Gerais ...............         5,625        235,342
                                                                       ------------
                                                                         11,373,411
                                                                       ------------
CHINA - 2.3%
   BOE Technology Group, Cl A * (a) ..................       549,211        202,862
   China Construction Bank, Cl H (a) .................    13,917,000     12,137,513
   China Shipping Development, Cl H (a) ..............       148,000        449,080
   China Southern Airlines, Cl H * ...................     1,096,000        492,681
   Industrial & Commercial Bank of China (a) .........     4,414,000      3,301,042
   Shandong Airlines, Cl B (a) .......................       354,000        162,655
   Sina * ............................................         4,254        192,408
   Weichai Power, Cl H (a) ...........................       166,000        831,180
   Yanzhou Coal Mining, Cl H (a) .....................     1,674,000      3,021,661
                                                                       ------------
                                                                         20,791,082
                                                                       ------------
EGYPT - 0.5%
   Alexandria Mineral Oils ...........................        20,599        281,637
   Commercial International Bank (a) .................       128,592      1,742,146
   Egyptian Financial Group-Hermes Holding (a) .......       228,690      2,028,410
   National Societe Generale Bank SAE (a) ............         1,352          7,755
                                                                       ------------
                                                                          4,059,948
                                                                       ------------
HONG KONG - 9.3%
   BOC Hong Kong Holdings (a) ........................    11,005,500     27,708,612
   China Mobile (a) ..................................     3,168,000     42,327,737
   China Pharmaceutical Group (a) ....................       780,000        351,809
   CNOOC (a) .........................................     4,547,000      6,708,852
   Guoco Group (a) ...................................        28,000        293,133
   Industrial & Commercial Bank of China Asia (a) ....       367,000        868,049

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
HONG KONG - CONTINUED
   Kingboard Chemical Holdings (a) ...................       943,000   $  4,481,455
                                                                       ------------
                                                                         82,739,647
                                                                       ------------
HUNGARY - 0.4%
   MOL Hungarian Oil and Gas (a) .....................        23,347      3,207,123
                                                                       ------------
INDIA - 2.4%
   Allahabad Bank (a) ................................        33,353         46,102
   Bank of India (a) .................................     1,360,825      8,632,028
   Bharat Petroleum ..................................       222,770      1,706,334
   Bongaigaon Refinery & Petrochemicals (a) ..........       168,983        250,084
   Chennai Petroleum (a) .............................       140,904        989,737
   Dena Bank (a) .....................................       208,934        215,424
   GAIL India (a) ....................................       239,527      2,099,927
   Great Eastern Shipping (a) ........................       218,581      2,079,916
   GTL (a) ...........................................       104,008        471,111
   Hindustan Petroleum (a) ...........................       251,511      1,288,303
   Indian Oil (a) ....................................       112,352      1,057,543
   Piramal Healthcare * (a) ..........................        52,031        389,382
   Piramal Life Sciences * ...........................         7,547         31,800
   SRF (a) ...........................................       200,997        619,507
   Tata Steel (a) ....................................        64,000        978,899
   Union Bank of India (a) ...........................        82,737        253,011
                                                                       ------------
                                                                         21,109,108
                                                                       ------------
INDONESIA - 4.3%
   Astra Agro Lestari GDR (a) ........................       274,000        653,708
   Bumi Resources (a) ................................    39,120,500     28,695,331
   Indofood Sukses Makmur (a) ........................     2,262,500        560,187
   International Nickel Indonesia (a) ................     1,908,500        955,128
   Sampoerna Agro (a) ................................     2,261,500        763,219
   Tambang Batubara Bukit Asam (a) ...................     2,829,500      4,207,715
   Timah (a) .........................................       182,000        633,384
   United Tractors GDR (a) ...........................     1,201,500      1,492,734
                                                                       ------------
                                                                         37,961,406
                                                                       ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
ISRAEL - 0.6%
   Bank Leumi Le-Israel (a) ..........................       216,524   $    948,846
   IDB Holding (a) ...................................        16,979        329,967
   Partner Communications (a) ........................       175,059      3,812,818
                                                                       ------------
                                                                          5,091,631
                                                                       ------------
MALAYSIA - 0.6%
   Boustead Heavy Industries (a) .....................       702,900        965,178
   IOI Properties (a) ................................         1,000          1,439
   Kulim Malaysia (a) ................................       211,800        521,629
   Land & General * (a) ..............................     6,765,300        647,887
   Lion Industries (a) ...............................       682,800        526,060
   Malaysia Building Society (a) .....................     1,089,600        507,466
   Ranhill (a) .......................................     1,809,700        726,635
   Tenaga Nasional (a) ...............................       501,700      1,287,697
                                                                       ------------
                                                                          5,183,991
                                                                       ------------
MEXICO - 6.3%
   Alfa, Cl A, Ser A (b) .............................       256,900      1,676,381
   America Movil, Ser L ..............................     3,213,900      8,129,277
   Axtel * (b) .......................................       474,067        697,157
   Cemex .............................................     2,263,286      4,817,663
   Grupo Aeroportuario del Centro Norte Sab, Cl B ....       126,400        283,297
   Grupo Aeroportuario del Pacifico, Cl B ............        52,300        156,170
   Grupo Financiero Banorte, Cl O, Ser O (b) .........     1,701,900      7,330,217
   Grupo Mexico, Ser B ...............................    11,303,631     20,161,711
   Industrias Penoles (b) ............................        60,411      1,596,103
   Mexichem ..........................................       226,300      1,578,685
   Telefonos de Mexico, Ser L ........................     4,453,000      5,638,395
   Telmex Internacional, Cl L * (b) ..................     6,001,200      4,128,443
                                                                       ------------
                                                                         56,193,499
                                                                       ------------
PAKISTAN - 0.8%
   Arif Habib Securities * (a) .......................     2,503,000      4,674,180
   Attock Refinery (a) ...............................       425,500      1,183,018
   Bank of Punjab * (a) ..............................     1,350,437        596,974
   Javed Omer Vohra ..................................       994,900        480,147

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
PAKISTAN - CONTINUED
   National Refinery (a) .............................        82,197   $    281,696
   Nishat Mills (a) ..................................       278,500        248,257
                                                                       ------------
                                                                          7,464,272
                                                                       ------------
PHILIPPINES - 0.3%
   International Container Term Services (a) .........       949,900        638,969
   Philippine Long Distance Telephone (a) ............        29,070      1,646,562
                                                                       ------------
                                                                          2,285,531
                                                                       ------------
POLAND - 2.4%
   BRE Bank * (a) ....................................         1,818        339,074
   Grupa Lotos * (a) .................................        18,813        253,855
   KGHM Polska Miedz (a) .............................       504,568     20,552,207
                                                                       ------------
                                                                         21,145,136
                                                                       ------------
RUSSIA - 9.0%
   LUKOIL ............................................       473,330     39,617,721
   Mechel (b) ........................................        29,000        615,380
   MMC Norilsk Nickel (a)(b) .........................       408,060      8,849,025
   Novolipetsk Steel .................................        24,334      1,079,022
   OAO Gazprom (a) ...................................       618,101     29,582,160
   Uralkali GDR ......................................         3,153        186,027
                                                                       ------------
                                                                         79,929,335
                                                                       ------------
SOUTH AFRICA - 1.2%
   Aveng (a) .........................................       146,250      1,230,062
   Mittal Steel South Africa (a) .....................       226,673      6,019,431
   New Clicks Holdings (a) ...........................       130,604        232,992
   Sasol (a) .........................................        56,933      3,039,491
                                                                       ------------
                                                                         10,521,976
                                                                       ------------
SOUTH KOREA - 18.1%
   BNG Steel (a) .....................................        27,310        242,903
   C-motech (a) ......................................        38,081        526,842
   Daesang (a) .......................................        76,250        702,617
   Dongbu (a) ........................................        13,490        204,110
   Dongbu Insurance (a) ..............................       796,002     25,973,037
   Dongbu Steel (a) ..................................       119,520      1,549,580

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
SOUTH KOREA - CONTINUED
   Dongkuk Steel Mill (a) ............................             8   $        390
   First Fire & Marine Insurance * (a) ...............        82,590        634,742
   Golden Bridge Investment & Securities * (a) .......       111,090        332,196
   Green Non-Life Insurance (a) ......................        40,420        441,034
   Honam Petrochemical (a) ...........................        44,208      3,277,274
   Human & Technology (a) ............................       157,305        514,947
   Hyosung (a) .......................................        20,183      1,500,475
   Hyundai H&S (a) ...................................        17,404      1,139,352
   Hyundai Heavy Industries (a) ......................         2,309        703,044
   Hyundai Marine & Fire Insurance (a) ...............       260,680      5,266,241
   Hyundai Motor (a) .................................       106,501      7,454,544
   Industrial Bank of Korea (a) ......................        16,742        258,792
   KCC Engineering & Construction (a) ................         3,714        137,309
   Kolon Engineering & Construction (a) ..............       146,740      1,584,367
   Korea Fine Chemical (a) ...........................        21,506      1,475,955
   Korea Iron & Steel (a) ............................        12,836        888,544
   Korea Line (a) ....................................        46,847      8,445,316
   Korea Zinc (a) ....................................        21,765      2,979,331
   Korean Petrochemical Industries (a) ...............        20,469        666,983
   KP Chemical * (a) .................................       222,810      1,618,339
   KT (a) ............................................       367,820     15,157,718
   Kumho Electric (a) ................................        13,510        344,752
   Kyeryong Construction Industrial (a) ..............        31,442        730,991
   LG Chemical (a) ...................................        57,828      5,880,280
   LG Electronics (a) ................................       270,684     27,655,340
   LIG Insurance (a) .................................       179,080      3,928,933
   Mirae Asset Securities (a) ........................        18,081      1,743,317
   Poongsan * (a) ....................................        25,791        319,839
   Poongsan Holdings (a) .............................         4,849        105,173
   POSCO (a) .........................................        11,272      5,997,560
   Posco Coated & Color Steel (a) ....................        33,070        989,811
   Samho International (a) ...........................        20,610        182,337
   Samsung Electronics (a) ...........................        37,571     20,787,437

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
SOUTH KOREA - CONTINUED
   Samsung SDI (a) ...................................        19,692   $  1,633,407
   SK Holdings (a) ...................................        22,660      2,726,721
   Ssangyong Engineering & Construction (a) ..........        22,145        385,218
   TS (a) ............................................         9,320        586,265
   Youngone (a) ......................................       340,020      2,535,262
                                                                       ------------
                                                                        160,208,625
                                                                       ------------
TAIWAN - 13.8%
   AcBel Polytech (a) ................................       221,000         95,507
   Altek (a) .........................................       855,713      1,185,090
   Asia Polymer (a) ..................................       433,000        309,790
   AU Optronics ......................................    14,681,073     16,440,118
   Cheng Shin Rubber Industry (a) ....................     1,018,000      1,521,783
   Chi Mei Optoelectronics (a) .......................     7,671,300      6,455,089
   Chia Hsin Cement * (a) ............................     2,560,000      1,771,810
   Chien Shing Stainless Steel * (a) .................     1,353,000        285,233
   China General Plastics * (a) ......................       919,000        307,547
   China Life Insurance * (a) ........................     5,053,000      3,638,705
   China Petrochemical Development * (a) .............     3,264,000      1,318,958
   Chung Hung Steel (a) ..............................     1,616,000      1,163,123
   Chunghwa Picture Tubes * (a) ......................    33,057,000      7,507,619
   Chunghwa Telecom (a) ..............................       981,000      2,483,081
   Compal Electronics (a) ............................    11,970,226     11,396,318
   Eastern Media International (a) ...................       905,000        272,027
   Enfield Medical (a) ...............................       103,200        154,477
   Evergreen Marine Taiwan (a) .......................     2,773,000      1,793,010
   Far Eastern Textile (a) ...........................     5,919,181      7,536,078
   Far EasTone Telecommunications (a) ................     2,184,821      3,562,756
   Feng Hsin Iron & Steel (a) ........................       774,560      2,016,349
   First Financial Holding (a) .......................     6,106,000      5,109,489
   Gamania Digital Entertainment (a) .................       432,000        361,804
   Giant Manufacturing (a) ...........................       190,000        561,760
   Gigabyte Technology (a) ...........................       590,000        425,407
   Grand Pacific Petrochemical * (a) .................       728,000        212,483

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
TAIWAN - CONTINUED
   HannStar Display * (a) ............................    18,733,500   $  5,590,527
   Huaku Construction * (a) ..........................       332,000        806,802
   Hung Sheng Construction (a) .......................     2,135,000      1,321,564
   Inventec (a) ......................................        46,607         23,725
   KGI Securities (a) ................................     4,176,000      2,428,688
   Lead Data * (a) ...................................     1,221,000        154,563
   Li Peng Enterprise * (a) ..........................       893,464        170,844
   Macronix International (a) ........................     8,119,245      3,607,099
   Micro-Star International (a) ......................     2,115,658      1,324,819
   Phihong Technology (a) ............................        44,023         16,909
   Polaris Securities * (a) ..........................     1,287,000        639,702
   Powertech Technology (a) ..........................     3,050,320      8,643,472
   Quanta Computer (a) ...............................     2,837,650      4,027,026
   Shih Wei Navigation (a) ...........................       124,947        212,560
   Sinon (a) .........................................     3,961,000      1,533,300
   Taiwan Mobile (a) .................................       196,580        353,469
   Taiwan Surface Mounting Technology (a) ............       668,265        895,673
   Tatung * (a) ......................................     7,246,000      2,568,185
   TSRC (a) ..........................................       776,000      1,123,028
   U-Ming Marine Transport (a) .......................     2,849,000      7,658,918
   USI (a) ...........................................     2,880,000      1,292,678
   Wistron (a) .......................................           289            421
   Yieh Phui Enterprise (a) ..........................       862,000        399,906
                                                                       ------------
                                                                        122,679,289
                                                                       ------------
THAILAND - 3.7%
   Electricity Generating (a) ........................       302,200        733,332
   IRPC (a) ..........................................     6,555,051        778,780
   Precious Shipping (a) .............................       695,500        388,147
   PTT (a) ...........................................     2,953,300     21,898,931
   PTT Chemical (a) ..................................     1,465,800      3,021,869
   PTT Exploration & Production (a) ..................     1,029,500      4,583,333
   Tata Steel Thailand (a) ...........................     3,557,700        268,458
   Thanachart Capital (a) ............................       532,100        186,690

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                         -----------   ------------
THAILAND - CONTINUED
   Thoresen Thai Agencies (a) ........................     1,258,600   $  1,387,221
                                                                       ------------
                                                                         33,246,761
                                                                       ------------
TURKEY - 4.4%
   Anadolu Sigorta (a) ...............................       978,336        936,133
   Aygaz (a) .........................................       115,296        287,570
   Dogan Sirketler Grubu Holdings (a) ................     3,424,520      5,077,314
   Dogan Yayin Holding * (a) .........................       103,317        187,259
   Eczacibasi Ilac Sanayi (a) ........................       109,632        383,430
   Ford Otomotiv Sanayi (a) ..........................        37,971        322,388
   Haci Omer Sabanci Holding (a) .....................       815,679      4,058,790
   KOC Holding * (a) .................................       522,385      2,083,925
   Petkim Petrokimya Holding * (a) ...................       162,532        745,479
   Petrol Ofisi * (a) ................................       435,216      2,277,116
   Tupras Turkiye Petrol Rafine (a) ..................       173,762      4,701,248
   Turk Hava Yollari * (a) ...........................        94,040        479,118
   Turk Sise ve Cam Fabrikalari (a) ..................     8,120,604     11,206,896
   Turkcell Iletisim Hizmet (a) ......................       696,393      5,344,451
   Turkiye Sinai Kalkinma Bankasi * (a) ..............       351,600        331,915
   Usas Ucak Servisi * (a) ...........................       272,052        326,085
   Vestel Elektronik Sanayi * (a) ....................       255,672        384,011
                                                                       ------------
                                                                         39,133,128
                                                                       ------------
VENEZUELA - 0.0%
   Cia Anonima Nacional Telefonos de Venezuela,
      Cl D (a) .......................................           109            198
                                                                       ------------
   TOTAL COMMON STOCK
         (Cost $679,773,305) ............................               724,325,097
                                                                       ------------
PREFERRED STOCK - 16.1%
BRAZIL - 16.0%
   Banco Bradesco ....................................             1             21
   Centrais Eletricas de Santa Catarina, Ser B .......        49,600      1,510,213
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar .........................................             1             23

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                         SHARES/FACE
                                                            AMOUNT         VALUE
                                                         -----------   ------------
BRAZIL - CONTINUED
   Cia Paranaense de Energia, Ser B ..................       306,352   $  6,221,766
   Embratel Participacoes ............................            60             --
   Investimentos Itau ................................     6,337,837     41,623,308
   Lojas Americanas ..................................             3             23
   Metalurgica Gerdau, Cl A ..........................     1,027,876     30,534,871
   Petroleo Brasileiro ...............................     1,357,800     30,950,172
   San Carlos Empreendimentos e Participacoes * ......           455             --
   Tractebel Energia, Ser B * ........................             1             --
   Usinas Siderurgicas de Minas Gerais, Ser A ........       718,425     31,122,724
                                                                       ------------
                                                                        141,963,121
                                                                       ------------
SOUTH KOREA - 0.1%
   LG Electronics (a) ................................        10,380        501,079
                                                                       ------------
   TOTAL PREFERRED STOCK
         (Cost $79,239,156) ..........................                   142,464,200
                                                                       ------------
CASH EQUIVALENTS - 1.5%
   Dreyfus Institutional Cash Advantage
      Fund, 2.552% (c)(d) ............................     2,500,000      2,500,000
   Union Bank of California Diversified Money
      Market Fund, Fiduciary Shares, 1.225% (c) ......    10,625,459     10,625,459
                                                                       ------------
   TOTAL CASH EQUIVALENTS
         (Cost $13,125,459) ..........................                   13,125,459
                                                                       ------------
MASTER NOTE - 0.6%
   Bear Stearns, 2.388% (d)(e)
         (Cost $5,000,000) ...........................   $ 5,000,000      5,000,000
                                                                       ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

REPURCHASE AGREEMENTS - 1.2%

                                                             FACE
                                                            AMOUNT         VALUE
                                                         -----------   ------------
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price
      $10,000,630 (collateralized by a Corporate
      Bond, par value $10,300,000, 5.125%,
      09/17/13; with a total market
      value of $10,306,592) (d) ......................   $10,000,000   $ 10,000,000
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price
      $957,513 (collateralized by a Corporate
      Bond, par value $990,000, 6.250%,
      09/01/37; with a total market
      value of $979,734) (d) .........................       957,452        957,452
                                                                       ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $10,957,452) .............................                   10,957,452
                                                                       ------------
   TOTAL INVESTMENTS - 101.1%
      (Cost $788,095,372)+ ...........................                 $895,872,208
                                                                       ============

PERCENTAGES ARE BASED ON NET ASSETS OF $885,960,410.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008, WAS $596,135,991 AND REPRESENTED 67.3% OF NET ASSETS.

(B) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2008 WAS $17,603,963.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $18,457,452.

(E)  THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

CL   -  CLASS
GDR  -  GLOBAL DEPOSITARY RECEIPT
SER  -  SERIES

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $788,095,372, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $196,008,461 AND $(88,231,625), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ACA-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008